Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Senior Unsecured Notes [Member]
Disclosure of commitments and contingencies [line items]
Borrowings maturity month year	2027-07
Syndicated Credit Facility [member]
Disclosure of commitments and contingencies [line items]
Credit facility term out date	2024-07